Consolidated Statement of Stockholders' Equity / (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscriptions Payable [Member]	Non-Controlling Interest [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2018	$ 66,801	$ 4,496	$ 4,490,338	$ 15,453		$ (5,247,553)	$ (670,465)
Beginning balance, shares at Dec. 31, 2018	6,680,065	449,581
Common stock issued for services	$ 7,495		305,738	9,369			322,602
Common stock issued for services, shares	749,556
Cancellation of stock option issued for services			(10,002)				(10,002)
Acquisition of WingHouse				3,000,000	1,837,000		4,837,000
Net loss						(2,644,446)	(2,644,446)
Ending balance at Dec. 31, 2019	$ 74,296	$ 4,496	4,786,074	3,024,822	1,837,000	(7,891,999)	1,834,689
Ending balance, shares at Dec. 31, 2019	7,429,621	449,581
Common stock issued for services	$ 1,200		42,095	13,485			56,779
Common stock issued for services, shares	120,000
Cancellation of stock option issued for services
Net loss					(237,431)	(37,754,996)	(3,992,426)
Ending balance at Jun. 30, 2020	$ 75,496	$ 4,496	3,038,307	3,038,307	1,599,569	(11,647,023)	(2,100,958)
Ending balance, shares at Jun. 30, 2020	7,549,621	449,581
Beginning balance at Dec. 31, 2019	$ 74,296	$ 4,496	4,786,074	3,024,822	1,837,000	(7,891,999)	1,834,689
Beginning balance, shares at Dec. 31, 2019	7,429,621	449,581
Common stock issued for services	$ 1,752		63,605	16,388			81,745
Common stock issued for services, shares	175,156
Net loss					(420,776)	(10,127,261)	(10,548,037)
Ending balance at Dec. 31, 2020	$ 76,048	$ 4,496	4,849,679	3,041,210	1,416,224	(18,019,260)	(8,631,603)
Ending balance, shares at Dec. 31, 2020	7,604,777	449,581
Common stock issued for services	$ 375		12,563	3,120			16,058
Common stock issued for services, shares	37,500
Cancellation of stock option issued for services
Net loss					294,305	1,155,457	1,449,762
Ending balance at Jun. 30, 2021	$ 73,997	$ 4,496	$ 4,794,280	$ 3,044,330	$ 1,710,529	$ (16,863,803)	$ (7,236,170)
Ending balance, shares at Jun. 30, 2021	7,399,557	449,581